Unaudited Condensed Consolidated Statements of Change in Stockholders’ Deficit - USD ($)	Preferred stock	Common stock	Additional paid in capital	Accumulated Deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022		$ 74	$ 1,528,926	$ (909,691)	$ (1,863)	$ 617,446
Balance (in Shares) at Dec. 31, 2022		742,416
Forgiveness of related party’s debt
Foreign currency translation adjustments					788	788
Net loss				(7,338,171)		(7,338,171)
Balance at Dec. 31, 2023		$ 74	1,528,926	(8,247,862)	(1,075)	(6,719,937)
Balance (in Shares) at Dec. 31, 2023	[1]	742,416
Issuance of shares upon the reverse recapitalization		$ 13		(2,833,487)		(2,833,474)
Issuance of shares upon the reverse recapitalization (in Shares)		134,476
Additional shares issued in connection with reverse recapitalization		$ 1	(1)
Additional shares issued in connection with reverse recapitalization (in Shares)		5,114
Stock compensation expense			171,897			171,897
Stock compensation expense (in Shares)		2,091
Shares to be issued for stock compensation
Shares to be issued for stock compensation (in Shares)		(2,091)
Foreign currency translation adjustments					50	50
Net loss				(2,306,806)		(2,306,806)
Balance at Mar. 31, 2024		$ 88	1,700,822	(13,388,155)	(1,025)	(11,688,270)
Balance (in Shares) at Mar. 31, 2024	[1]	882,006
Balance at Dec. 31, 2023		$ 74	1,528,926	(8,247,862)	(1,075)	(6,719,937)
Balance (in Shares) at Dec. 31, 2023	[1]	742,416
Issuance of shares upon the reverse recapitalization		$ 13		(2,833,487)		(2,833,474)
Issuance of shares upon the reverse recapitalization (in Shares)		134,476
Additional shares issued in connection with reverse recapitalization		$ 1	(1)
Additional shares issued in connection with reverse recapitalization (in Shares)		5,114
Stock compensation expense		$ 10	1,413,448			1,413,458
Stock compensation expense (in Shares)		101,091
Shares to be issued for stock compensation		$ (8)	8
Shares to be issued for stock compensation (in Shares)		(82,757)
Shares and warrants issued through private placement		$ 1	58,089			58,090
Shares and warrants issued through private placement (in Shares)		6,000
Shares and warrants issued through July public offering		$ 17	1,003,983			1,004,000
Shares and warrants issued through July public offering (in Shares)		166,667
Forgiveness of related party’s debt			2,135,573			2,135,573
Shares and warrants issued through November public offering		$ 84	2,304,869			2,304,953
Shares and warrants issued through November public offering (in Shares)		837,788
Shares issued through warrants exercises		$ 48	261,495			261,543
Shares issued through warrants exercises (in Shares)		477,659
Shares issued through November Pre-funded warrants exercises		$ 6	189,884			189,890
Shares issued through November Pre-funded warrants exercises (in Shares)		56,667
Shares issued through debt-to-equity conversion		$ 57	1,499,943			1,500,000
Shares issued through debt-to-equity conversion (in Shares)		568,182
Shares to be issued for debt-to-equity conversion		$ (57)	57
Shares to be issued for debt-to-equity conversion (in Shares)		(568,182)
Additional round up shares issued due to 1-for-30 reverse stock split
Additional round up shares issued due to 1-for-30 reverse stock split (in Shares)		243
Foreign currency translation adjustments					94	94
Net loss				(13,653,340)		(13,653,340)
Balance at Dec. 31, 2024		$ 246	10,396,274	(24,734,689)	(981)	(14,339,150)
Balance (in Shares) at Dec. 31, 2024	[1]	2,445,364
Stock compensation expense		$ 8	84,928			84,936
Stock compensation expense (in Shares)		84,091
Shares to be issued for stock compensation
Shares to be issued for stock compensation (in Shares)		(834)
Shares issued through warrants exercises		$ 184	865,239			865,423
Shares issued through warrants exercises (in Shares)		1,839,023
Shares issued through debt-to-equity conversion		$ 57	(57)
Shares issued through debt-to-equity conversion (in Shares)		568,182
Foreign currency translation adjustments					394	394
Net loss				(2,019,811)		(2,019,811)
Balance at Mar. 31, 2025		$ 495	$ 11,346,384	$ (26,754,500)	$ (587)	$ (15,408,208)
Balance (in Shares) at Mar. 31, 2025	[1]	4,935,826

[1]	Giving retroactive effect to reverse recapitalization effected on March 11, 2024 and the 1-for-30 reverse stock split effected on November 21, 2024